Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue:	$ 87,913	$ 135,234
Cost of goods sold	60,816
Gross profit	27,097	135,234
Expenses:
Direct operating costs	499,799	145,324
General and administrative	3,941,394	1,078,409
Officer salaries	650,786	175,673
Depreciation and amortization	71,920	24,084
Total operating expenses	5,163,899	1,423,490
Operating loss	(5,136,802)	(1,288,256)
Other income (expense):
Other income	135,239
Gain (loss) on debt extinguishment, net	(62,641)	165,615
Interest expense, net	(1,424,543)	(409,648)
Change in derivative liabilities	(7,594,136)	(231,519)
Total other income (expense)	(8,946,081)	(475,552)
Net loss	(14,082,883)	(1,763,808)
Less: Net loss attributable to the noncontrolling interest	124,899	61,998
Net loss attributable to Players Network	$ (13,957,984)	$ (1,701,810)
Weighted average number of common shares outstanding - basic and fully diluted	558,393,739	428,311,253
Net loss per share - basic and fully diluted	$ (0.02)	$ (0.00)